Asset Quality (Commercial Lending Asset Quality Indicators) (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		$ 239,843	[1],[2]	$ 226,245	[1],[2]	$ 220,458
Total commercial lending
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		160,602	[1]	152,282	[1]	$ 147,439
Total commercial lending | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	[1]	125,337		116,834
Total commercial lending | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	[1]	28,110		28,140
Total commercial lending | Equipment Lease Financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	[1]	7,155		7,308
Pass | Total commercial lending
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		154,076		146,138
Pass | Total commercial lending | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		119,761		111,276
Pass | Total commercial lending | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		27,424		27,682
Pass | Total commercial lending | Equipment Lease Financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		6,891		7,180
Criticized | Total commercial lending
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		6,526		6,144
Criticized | Total commercial lending | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		5,576		5,558
Criticized | Total commercial lending | Commercial Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		686		458
Criticized | Total commercial lending | Equipment Lease Financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans		$ 264		$ 128

[1]
Net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans totaling $1.1 billion and $1.2 billion December 31, 2019 and 2018, respectively.

[2]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $1.1 billion, Loans of $.7 billion, and Other assets of
$.1 billion at December 31, 2019 and Loans held for sale of $.9 billion, Loans of $.8 billion, and Other assets of $.2 billion at December 31, 2018.